Alfred Ayensu-Ghartey
Vice President and
Associate General Counsel
212-314-2777
Fax: 212-314-3959

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

September 8, 2023

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable America Variable Account K (the “Registrant”) Registration Nos.:
	333-191149 and 811-22886	Incentive Life Legacy
Incentive Life Legacy II
Incentive Life Legacy III
	333-191150 and 811-22886	Corporate Sponsored Variable Universal Life
	333-207014 and 811-22886	Incentive Life Optimizer III
	333-229237 and 811-22886	VUL Legacy
	333-229238 and 811-22886	VUL Optimizer
	333-256256 and 811-22886	Equitable Advantage

Commissioners:

Equitable Financial Life Insurance Company of America (“Equitable America”), on behalf of the Registrant, has sent to contract owners the semi-annual reports for the period ended June 30, 2023, for the following mutual funds in which the Registrant invests:

•	EQ Premier VIP Trust – underlying Funds:

EQ/Aggressive Allocation

EQ/Conservative Allocation

EQ/Conservative-Plus Allocation

EQ/Core Plus Bond

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

Target 2055 Allocation

•	EQ Advisors Trust – underlying Funds:

1290 VT Convertible Securities

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT Multi-Alternative Strategies

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Small Cap Value

1290 VT SmartBeta Equity ESG

1290 VT Socially Responsible

Equitable Conservative Growth MF/ETF

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/2000 Managed Volatility

EQ/AB Small Cap Growth

EQ/AB Sustainable U.S. Thematic

EQ/Aggressive Growth Strategy

EQ/All Asset Growth Allocation

EQ/Balanced Strategy

EQ/ClearBridge Large Cap Growth ESG

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Global Equity Managed Volatility

EQ/Growth Strategy

EQ/International Core Managed Volatility

EQ/International Managed Volatility

EQ/International Value Managed Volatility

EQ/Janus Enterprise

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Loomis Sayles Growth

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Growth Strategy

EQ/American Century Mid Cap Value

EQ/Capital Group Research

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Rising Dividends

EQ/Goldman Sachs Mid Cap Value

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock

EQ/Invesco Global

EQ/Invesco Global Real Assets

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Lazard Emerging Markets Equity

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Technology

EQ/MFS Utilities Series

EQ/Mid Cap Index

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/PIMCO Ultra Short Bond

EQ/PIMCO Real Return

EQ/PIMCO Total Return ESG

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Health Sciences

EQ/JPMorgan Growth Stock (Effective July 31, 2023)

EQ/Value Equity

EQ/Wellington Energy

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Technology

•	AIM Variable Insurance Funds – Series II:

Invesco V.I. Diversified Dividend

Invesco V.I. Global Core Equity

Invesco V.I. Global Health Care

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Small Cap Equity

Invesco V.I. Technology

•	AllianceBernstein Variable Product Series Fund, Inc – Class B:

AB VPS Relative Value Portfolio

AB VPS Discovery Value Portfolio

AB VPS Sustainable Global Thematic Portfolio

•	American Funds Insurance Funds Series® – Class 4:

Asset Allocation Fund

American Funds Insurance Series® Global Small Capitalization FundSM

American Funds Insurance Series® New World Fund®

•	BNY Mellon Stock Index Fund, Inc. – Initial Shares

•	Blackrock Variable Series Fund, Inc. – Class III:

BlackRock Global Allocation V.I. Fund

•	Delaware Varibale Insurance Product (VIP) Trust – Service Class:

Delaware Ivy VIP High Income

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Asset Manager: Growth®

Fidelity® Variable Insurance Products (VIP) Asset ManagerSM

Fidelity® VIP Growth & Income

Fidelity® VIP Mid Cap

Fidelity VIP Value

•	Franklin Templeton Variable Insurance Products Trust – Class 2:

Franklin Income VIP

Franklin Small Cap Value VIP

Templeton Developing Markets VIP

Templeton Global Bond VIP

•	Janus Aspen Series – Institutional and Service Shares

Janus Henderson Balanced Portfolio

Janus Henderson Series Overseas

Janus Henderson Series Enterprise

Janus Henderson Mid Cap Value

Janus Henderson Global Research

•	Legg Mason Partners Variable Equity Trust – Share Class II

ClearBridge Variable Mid Cap

•	Lord Abbett:

Lord Abbett Bond Debenture

•	MFS Variable Insurance Trust – Initial Class (A):

MFS® Investors Trust Series

MFS® Massachussets Investors Growth Stock Series

•	Morgan Stanley Variable Insurance Fund, Inc. – Class II Shares:

Emerging Markets Debt

•	PIMCO Variable Insurance Trust – Advisor Class:

PIMCO CommodityRealReturn® Strategy

•	T. Rowe Price Equity Series, Inc. – Service Class:

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Income II

T. Rowe Price Mid-Cap Growth Portfolio

•	Van Eck VIP Trust – S Class:

VanEck VIP Global Resources

VanEck VIP Emerging Markets

VanEck VIP Emerging Markets Bond Fund

Some of the funds listed above may not be available under every contract offered by the Registrant.

Equitable America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,
/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333